Debt - Schedule of Short-Term Notes Payable (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Jul. 31, 2025	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Short-term notes payable
Total short-term notes payable	$ 9,663			$ 5,962	$ 14,396
Notes Payable to Banks
Short-term notes payable
Interest Rates		10.00%	6.50%			7.75%
Less: Unamortized debt issuance costs	$ (784)			$ 0	(4)
Notes Payable to Banks | Bank 1
Short-term notes payable
Interest Rates	6.50%
Short-term notes payable, gross	$ 3,160
Notes Payable to Banks | Bank 2
Short-term notes payable
Weighted average interest rates				7.80%
Interest Rates	7.80%
Short-term notes payable, gross	$ 4,474			$ 5,962	$ 14,400
Notes Payable to Banks | Financial Institution 5
Short-term notes payable
Interest Rates	10.00%
Short-term notes payable, gross	$ 2,813